UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Avesta Capital Advisors LLC
Address: 120 West 45th Street - 10th Floor
         New York, NY  10036

13F File Number:  028-10521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendell Fowler
Title:     Chief Financial Officer
Phone:     212-332-8868

Signature, Place, and Date of Signing:

  /s/ Wendell Fowler     New York, NY     February 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $169,877 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                COM              004764106      770    24925 SH       SOLE                    24925        0        0
ADTRAN INC                     COM              00738A106     1502    49793 SH       SOLE                    49793        0        0
AMERICAN CAP LTD               COM              02503Y103     1314   195293 SH       SOLE                   195293        0        0
ANADARKO PETE CORP             COM              032511107     5648    73990 SH       SOLE                    73990        0        0
APPLE INC                      COM              037833100     6609    16318 SH       SOLE                    16318        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108     5613   400607 SH       SOLE                   400607        0        0
BORGWARNER INC                 COM              099724106     3326    52175 SH       SOLE                    52175        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     3640    73990 SH       SOLE                    73990        0        0
CAPITAL ONE FINL CORP          COM              14040H105      677    16000 SH       SOLE                    16000        0        0
CARDINAL HEALTH INC            COM              14149Y108     9661   237892 SH       SOLE                   237892        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104      251     4778 SH       SOLE                     4778        0        0
CITIGROUP INC                  COM NEW          172967424     5776   219522 SH       SOLE                   219522        0        0
CROWN HOLDINGS INC             COM              228368106      770    22920 SH       SOLE                    22920        0        0
ELECTRONIC ARTS INC            COM              285512109     6477   314399 SH       SOLE                   314399        0        0
ENSCO PLC                      SPONSORED ADR    29358Q109     5573   118768 SH       SOLE                   118768        0        0
EXPRESS SCRIPTS INC            COM              302182100    13407   300000 SH  CALL SOLE                   300000        0        0
EXPRESS SCRIPTS INC            COM              302182100     9909   221731 SH       SOLE                   221731        0        0
FEDEX CORP                     COM              31428X106      251     3000 SH       SOLE                     3000        0        0
GOOGLE INC                     CL A             38259P508     6757    10462 SH       SOLE                    10462        0        0
INVESCO LTD                    SHS              G491BT108     1953    97192 SH       SOLE                    97192        0        0
KIRBY CORP                     COM              497266106     6467    98216 SH       SOLE                    98216        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     6631   204079 SH       SOLE                   204079        0        0
NIELSEN HOLDINGS N V           COM              N63218106      296     9960 SH       SOLE                     9960        0        0
OCWEN FINL CORP                COM NEW          675746309     4232   292249 SH       SOLE                   292249        0        0
PROSHARES TR                   PSHS ULTSHRT QQQ 74347X237     2257    50000 SH       SOLE                    50000        0        0
REDWOOD TR INC                 COM              758075402     1772   174044 SH       SOLE                   174044        0        0
ROCK-TENN CO                   CL A             772739207      173     3000 SH       SOLE                     3000        0        0
SANDISK CORP                   COM              80004C101     9951   202225 SH       SOLE                   202225        0        0
SELECT COMFORT CORP            COM              81616X103      434    20000 SH       SOLE                    20000        0        0
SOUTHWEST AIRLS CO             COM              844741108      852    99589 SH       SOLE                    99589        0        0
SPX CORP                       COM              784635104      599     9939 SH       SOLE                     9939        0        0
STARBUCKS CORP                 COM              855244109    15589   338815 SH       SOLE                   338815        0        0
TIBCO SOFTWARE INC             COM              88632Q103      595    24900 SH       SOLE                    24900        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     5045    99545 SH       SOLE                    99545        0        0
US BANCORP DEL                 COM NEW          902973304     5377   198789 SH       SOLE                   198789        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     5997   149467 SH       SOLE                   149467        0        0
WAL MART STORES INC            COM              931142103     1488    24900 SH       SOLE                    24900        0        0
WELLS FARGO & CO NEW           COM              949746101     4248   154129 SH       SOLE                   154129        0        0
WESCO INTL INC                 COM              95082P105     7031   132634 SH       SOLE                   132634        0        0
WILLIAMS SONOMA INC            COM              969904101      959    24898 SH       SOLE                    24898        0        0